CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,223	$ 2,090
Restricted cash (Note 10c)	212	20
Trade receivables (net of allowance for doubtful accounts of $ 146 and $ 49 at December 31, 2011 and 2012, respectively)	8,618	4,631
Deferred tax assets (Note 11)	785
Other accounts receivable and prepaid expenses (Note 4)	737	637
Total current assets	12,575	7,378
LONG-TERM ASSETS:
Severance pay fund	1,577	1,299
Restricted deposits (Note 10c)	381	499
Non-current Deferred tax assets	438
Long-term deposits and long-term assets (Note 10a)	66	84
Property and equipment, net (Note 5)	377	485
Intangible assets, net (Note 6)		11
Goodwill (Note 7)	6,121	5,842
Total long-term assets	8,960	8,220
Total assets	21,535	15,598
CURRENT LIABILITIES:
Trade payables	684	351
Deferred revenues	1,467	2,084
Accrued expenses and other accounts payable (Note 8)	2,750	2,480
Total current liabilities	4,901	4,915
LONG-TERM LIABILITIES:
Accrued severance pay	1,808	1,543
Total long-term liabilities	1,808	1,543
COMMITMENTS, CONTINGENCIES LIBILITIES AND CHARGES (Note 10)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at December 31, 2011 and 2012; Issued and outstanding: 10,873,558 and 11,641,758 shares at December 31, 2011 and 2012, respectively	129	121
Additional paid-in capital	36,033	34,118
Accumulated other comprehensive loss	(1,530)	(1,450)
Accumulated deficit	(19,806)	(23,649)
Total shareholders' equity	14,826	9,140
Total liabilities and shareholders' equity	$ 21,535	$ 15,598